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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458.
                 -------------------------------

Form 13F File Number: 28-10879
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy              Newton, MA       February 7, 2008
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        --------------------

Form 13F Information Table Entry Total:    128
                                        --------------------

Form 13F Information Table Value Total:    $188,887
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                          VALUE                              INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS CUSIP     (X$1000) AMOUNT AND TYPE OF SECURITY DISCRETION MANAGERS  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SHRS OR
                                                                 PRN AMT   SH/PRN   PUT/CALL                      SOLE   SHARED NONE
                                                                 -------   ------   --------                     ------- ------ ----
ALESCO FINL INC                COM            014485106      997 303,900     SH                 SOLE             303,900      -
ALPINE TOTAL DYNAMIC DIV FND   COM            021060108    3,815 225,055     SH                 SOLE             225,055      -
AMERICAN CAP STRATEGIES LTD    COM            024937104    1,309  39,700     SH                 SOLE              39,700      -
AMERICAN FINL RLTY TR          COM            02607P305    5,233 652,500     SH                 SOLE             652,500      -
ANTHRACITE CAP INC             COM            037023108      123  17,000     SH                 SOLE              17,000      -
APARTMENT INVT + MGMT CO       COM            03748R101    1,410  40,600     SH                 SOLE              40,600      -
ASHFORD HOSPITALITY TR INC     COM            044103109    3,630 504,930     SH                 SOLE             504,930      -
ASSOCIATED ESTATES RLTY CORP   COM            045604105    1,048 111,000     SH                 SOLE             111,000      -
AVALONBAY CMNTYS INC           COM            053484101    1,600  17,000     SH                 SOLE              17,000      -
BANK AMER CORP                 COM            060505104      413  10,000     SH                 SOLE              10,000      -
BEVERLY HILLS BANCORP DE       COM            087866109        -      58     SH                 SOLE                  58      -
BLACKROCK ENHANCED DIVID       COM            09251A104      292  25,700     SH                 SOLE              25,700      -
BLACKROCK PFD EQUITY ADVANTAGE COM            092508100      270  15,800     SH                 SOLE              15,800      -
BOSTON PPTYS INC               COM            101121101    1,222  13,312     SH                 SOLE              13,312      -
BRANDYWINE RLTY TR             COM            105368203    3,465 193,230     SH                 SOLE             193,230      -
BRE PPTYS INC                  COM            05564E106      811  20,000     SH                 SOLE              20,000      -
BROOKFIELD PPTYS CORP          COM            112900105      385  20,000     SH                 SOLE              20,000      -
CAPITOL FED FINL               COM            14057C106      298   9,605     SH                 SOLE               9,605      -
CAPLEASE INC                   COM            140288101    1,988 236,129     SH                 SOLE             236,129      -
CARE INVT TR INC               COM            141657106      206  19,150     SH                 SOLE              19,150      -
CBL + ASSOC PPTYS INC          COM            124830100      801  33,481     SH                 SOLE              33,481      -
CEDAR SHOPPING CTRS INC        COM            150602209      992  97,000     SH                 SOLE              97,000      -
CENTERLINE HLDG CO             COM            15188T108      337  44,200     SH                 SOLE              44,200      -
COGDELL SPENCER INC            COM            19238U107      263  16,500     SH                 SOLE              16,500      -
COHEN + STEERS ADVANTAGE INCOM COM            19247W102      483  33,000     SH                 SOLE              33,000      -
COHEN + STEERS PREM INCOME     COM            19247V104    1,613 109,638     SH                 SOLE             109,638      -
COHEN AND STEERS REIT + PFD    COM            19247X100    1,889  99,926     SH                 SOLE              99,926      -
CORNERSTONE STRATEGIC VALUE    COM            21924B104      334  66,228     SH                 SOLE              66,228      -
COUSINS PPTYS INC              COM            222795106      373  16,900     SH                 SOLE              16,900      -
CULLEN FROST BANKERS INC       COM            229899109      152   3,000     SH                 SOLE               3,000      -
DCT INDUSTRIAL TRUST INC       COM            233153105    1,549 166,380     SH                 SOLE             166,380      -
DEVELOPERS DIVERSIFIED RLTY    COM            251591103      191   5,000     SH                 SOLE               5,000      -
DOUGLAS EMMETT INC             COM            25960P109      470  20,800     SH                 SOLE              20,800      -
DUKE RLTY CORP                 COM            264411505    1,826  70,000     SH                 SOLE              70,000      -
DUPONT FABROS TECHNOLOGY INC   COM            26613Q106      196  10,000     SH                 SOLE              10,000      -
DWS DREMAN VALUE INCOME EDGE   COM            23339M105      754  54,700     SH                 SOLE              54,700      -
DWS RREEF REAL ESTATE FD II    COM            23338X102      775  60,100     SH                 SOLE              60,100      -
EASTGROUP PPTYS INC            COM            277276101      837  20,000     SH                 SOLE              20,000      -
EATON VANCE ENHANCED EQ INC FD COM            278274105      399  21,950     SH                 SOLE              21,950      -
EATON VANCE ENHANCED EQUITY    COM            278277108    1,184  66,700     SH                 SOLE              66,700      -
ENTERTAINMENT PPTYS TR         COM            29380T105    2,632  56,000     SH                 SOLE              56,000      -
EQUITY ONE INC                 COM            294752100      368  16,000     SH                 SOLE              16,000      -
EQUITY RESIDENTIAL             COM            29476L107    2,079  57,000     SH                 SOLE              57,000      -
ESSEX PROPERTY TRUST           COM            297178105      780   8,000     SH                 SOLE               8,000      -
EXTRA SPACE STORAGE INC        COM            30225T102      214  15,000     SH                 SOLE              15,000      -
F N B CORP PA                  COM            302520101      419  28,500     SH                 SOLE              28,500      -
FEDERAL NATL MTG ASSN          COM            313586109      520  13,000     SH                 SOLE              13,000      -
FELCOR LODGING TR INC          COM            31430F101    1,293  82,945     SH                 SOLE              82,945      -
FELDMAN MALL PPTYS INC         COM            314308107       48  13,000     SH                 SOLE              13,000      -
FIFTH THIRD BANCORP            COM            316773100       75   3,000     SH                 SOLE               3,000      -
FIRST COMWLTH FINL CORP PA     COM            319829107      298  28,000     SH                 SOLE              28,000      -
FIRST HORIZON NATL CORP        COM            320517105      207  11,400     SH                 SOLE              11,400      -
FIRST INDL RLTY TR INC         COM            32054K103   13,263 383,330     SH                 SOLE             383,330      -
FIRSTMERIT CORP                COM            337915102      256  12,800     SH                 SOLE              12,800      -
FLAGSTAR BANCORP INC           COM            337930101      174  25,000     SH                 SOLE              25,000      -
FRANKLIN STR PPTYS CORP        COM            35471R106      133   9,000     SH                 SOLE               9,000      -
FRIEDMAN BILLINGS RAMSEY GROUP COM            358434108      170  54,000     SH                 SOLE              54,000      -
GETTY RLTY CORP NEW            COM            374297109    1,884  70,600     SH                 SOLE              70,600      -
HCP INC                        COM            40414L109    2,529  72,700     SH                 SOLE              72,700      -
HEALTH CARE REIT INC           COM            42217K106   11,586 259,244     SH                 SOLE             259,244      -
HEALTHCARE RLTY TR             COM            421946104      470  18,500     SH                 SOLE              18,500      -
HERSHA HOSPITALITY TR          COM            427825104    2,306 242,770     SH                 SOLE             242,770      -
HIGHWOODS PPTYS INC            COM            431284108    2,938 100,000     SH                 SOLE             100,000      -
HOME PROPERTIES INC            COM            437306103    4,467  99,600     SH                 SOLE              99,600      -
HOST HOTELS + RESORTS INC      COM            44107P104    1,627  95,500     SH                 SOLE              95,500      -
INDYMAC BANCORP INC            COM            456607100       33   5,500     SH                 SOLE               5,500      -
ING GLOBAL EQUITY DIVID + PREM COM            45684E107       79   4,800     SH                 SOLE               4,800      -
IOWA TELECOMMUNICATION SVCS    COM            462594201    2,167 133,300     SH                 SOLE             133,300      -
ISTAR FINL INC                 COM            45031U101      573  22,000     SH                 SOLE              22,000      -
JER INVS TR INC                COM            46614H301      215  20,000     SH                 SOLE              20,000      -
KEYCORP NEW                    COM            493267108      164   7,000     SH                 SOLE               7,000      -
KIMCO RLTY CORP                COM            49446R109      182   5,000     SH                 SOLE               5,000      -
LASALLE HOTEL PPTYS            COM            517942108    1,732  54,300     SH                 SOLE              54,300      -
LEXINGTON REALTY TRUST         COM            529043101    8,431 579,883     SH                 SOLE             579,883      -
LMP REAL ESTATE INCOME FD INC  COM            50208C108    2,317 159,559     SH                 SOLE             159,559      -
LTC PROPERTIES                 COM            502175102      877  35,000     SH                 SOLE              35,000      -
MACK CA RLTY CORP              COM            554489104    2,070  60,875     SH                 SOLE              60,875      -
MAGUIRE PPTYS INC              COM            559775101    1,415  48,000     SH                 SOLE              48,000      -
MCG CAP CORP                   COM            58047P107      974  84,000     SH                 SOLE              84,000      -
MEDICAL PPTYS TR INC           COM            58463J304    1,693 166,180     SH                 SOLE             166,180      -
MERUELO MADDUX PPTYS INC       COM            590473104       12   3,100     SH                 SOLE               3,100      -
MID AMER APT CMNTYS INC        COM            59522J103      624  14,600     SH                 SOLE              14,600      -
MISSION WEST PPTYS INC MD      COM            605203108       76   8,000     SH                 SOLE               8,000      -
NATIONAL CITY CORP             COM            635405103      204  12,400     SH                 SOLE              12,400      -
NATIONAL RETAIL PPTYS INC      COM            637417106   11,547 493,900     SH                 SOLE             493,900      -
NATIONWIDE HEALTH PPTYS INC    COM            638620104   11,607 370,000     SH                 SOLE             370,000      -
NEUBERGER BERMAN REAL ESTATE   COM            64190A103    1,596 138,700     SH                 SOLE             138,700      -
NEUBERGER BERMAN RLTY INCOME F COM            64126G109    1,737 109,800     SH                 SOLE             109,800      -
NEW YORK CMNTY BANCORP INC     COM            649445103    1,269  72,200     SH                 SOLE              72,200      -
NEWCASTLE INVT CORP NEW        COM            65105M108      343  26,500     SH                 SOLE              26,500      -
NICHOLAS APPLEGATE CONV        COM            65370G109      409  33,300     SH                 SOLE              33,300      -
NUVEEN REAL ESTATE INCOME FD   COM            67071B108      232  14,500     SH                 SOLE              14,500      -
OMEGA HEALTHCARE INVESTORS     COM            681936100    1,745 108,700     SH                 SOLE             108,700      -
PARKWAY PPTYS INC              COM            70159Q104    2,866  77,500     SH                 SOLE              77,500      -
PENNSYLVANIA REAL ESTATE INVT  COM            709102107      950  32,000     SH                 SOLE              32,000      -
PIONEER FLOATING RATE TR       COM            72369J102      492  31,100     SH                 SOLE              31,100      -
POST PPTYS INC                 COM            737464107      176   5,000     SH                 SOLE               5,000      -
PROLOGIS                       COM            743410102    2,028  32,000     SH                 SOLE              32,000      -
PUBLIC STORAGE                 COM            74460D109      220   3,000     SH                 SOLE               3,000      -
RAMCO GERSHENSON PPTYS TR      COM            751452202      449  21,000     SH                 SOLE              21,000      -
REALTY INCOME CORP             COM            756109104    2,216  82,000     SH                 SOLE              82,000      -

REGIONS FINL CORP NEW          COM            7591EP100       95   4,000     SH                 SOLE               4,000      -
RES0URCE CAPITAL CORP          COM            76120W302      145  15,588     SH                 SOLE              15,588      -
SEASPAN CORP                   COM            Y75638109    1,998  81,600     SH                 SOLE              81,600      -
SIMON PPTY GROUP INC NEW       COM            828806109    1,737  20,000     SH                 SOLE              20,000      -
SL GREEN RLTY CORP             COM            78440X101      654   7,000     SH                 SOLE               7,000      -
SOVRAN SELF STORAGE INC        COM            84610H108    2,330  58,100     SH                 SOLE              58,100      -
STRATEGIC HOTELS + RESORTS INC COM            86272T106      201  12,000     SH                 SOLE              12,000      -
SUN CMNTYS INC                 COM            866674104    2,318 110,000     SH                 SOLE             110,000      -
SUNSTONE HOTEL INVS INC NEW    COM            867892101    1,694  92,640     SH                 SOLE              92,640      -
SUPERTEL HOSPITALITY INC       COM            868526104    2,629 428,130     SH                 SOLE             428,130      -
TANGER FACTORY OUTLET CTRS INC COM            875465106      453  12,000     SH                 SOLE              12,000      -
TRUSTCO BK CORP N Y            COM            898349105      232  23,400     SH                 SOLE              23,400      -
U STORE IT TR                  COM            91274F104    1,499 163,700     SH                 SOLE             163,700      -
UDR INC                        COM            902653104      179   9,000     SH                 SOLE               9,000      -
UNIVERSAL HEALTH RLTY INCOME   COM            91359E105      730  20,600     SH                 SOLE              20,600      -
URSTADT BIDDLE PPTYS INC       COM            917286205      183  11,800     SH                 SOLE              11,800      -
US BANCORP DEL                 COM            902973304       32   1,000     SH                 SOLE               1,000      -
WASHINGTON REAL ESTATE INVT TR COM            939653101       19     600     SH                 SOLE                 600      -
WYNDHAM WORLDWIDE CORP         COM            98310W108      259  11,000     SH                 SOLE              11,000      -
ZWEIG TOTAL RETURN FD INC      COM            989837109    2,169 478,745     SH                 SOLE             478,745      -
FELCOR LODGING TR INC          PFD            31430F200    1,711  83,000     SH                 SOLE              83,000      -
AMB PPTY CORP                  SH BEN INT     00163T109      288   5,000     SH                 SOLE               5,000      -
COLONIAL PPTYS TR              SH BEN INT     195872106    2,070  91,480     SH                 SOLE              91,480      -
CORPORATE OFFICE PPTYS TR      SH BEN INT     22002T108      851  27,000     SH                 SOLE              27,000      -
GLIMCHER RLTY TR               SH BEN INT     379302102    2,231 156,100     SH                 SOLE             156,100      -
LIBERTY PROPERTY               SH BEN INT     531172104    2,120  73,600     SH                 SOLE              73,600      -
VORNADO RLTY TR                SH BEN INT     929042109    1,671  19,000     SH                 SOLE              19,000      -